UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
              WASHINGTON D.C. 20549
                      FORM 13F
                 FORM 13F COVER PAGE
Report for the Calendar year or Quarter Ended: March 31, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
                        Name:            Weatherstone Capital Management
                        Address:         11152 Huron Street, Suite 105
                                         Northglenn, CO 80234
                        13F File Number: 028-14641

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ann Zemann
Title:		Chief Compliance Officer
Phone:		402-250-2691
Signature,	Place,			and Date of Signing:
Ann Zemann	Omaha, NE		May 11, 2012
Report Type (Check only one.):
	          [X]       13F HOLDINGS REPORT.
                  [ ]       13F NOTICE.
                  [ ]       13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:    47
Form 13F Information Table Value Total:   $160,733
List of Other Included Managers: None

       FORM 13F INFORMATION TABLE


					                      VALUE   SHARES/  SH/ PUT/  INVSTMT  OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS	   CUSIP     (X$1000) PRN/AMT  PRN CALL  DSCRTN  MANAGERS    SOLE   SHARED  NONE
-----------------------------   --------------     --------  ------   ------   --- ----  ------  --------   ------  -------  ----
PIMCO ETF TR                     ENHAN SHRT MAT   72201R833     376     3725    SH       SOLE                                3725
CREDIT SUISSE HIGH YLD BND F     SH BEN INT       22544F103     452   144765    SH       SOLE                              144765
ISHARES INC                      MSCI THAILAND    464286624     819    11258    SH       SOLE                               11258
ISHARES INC                      MSCI PAC J IDX   464286665    1861    42758    SH       SOLE                               42758
ISHARES INC                      MSCI SINGAPORE   464286673    1468   113870    SH       SOLE                              113870
ISHARES TR                       DJ HEALTH CARE   464288828     450     6729    SH       SOLE                                6729
ISHARES TR                       BARCLYS 1-3 YR   464287457     850    10086    SH       SOLE                               10086
ISHARES TR                       PHILL INVSTMRK   46429B408     341    11880    SH       SOLE                               11880
ISHARES TR                       DJ REGIONAL BK   464288778     353    14234    SH       SOLE                               14234
ISHARES TR                       MSCI PERU CAP    464289842     906    19390    SH       SOLE                               19390
ISHARES TR                       RUSL 2000 GROW   464287648    2656    27844    SH       SOLE                               27844
ISHARES TR                       BARCLYS TIPS BD  464287176    6823    57998    SH       SOLE                               57998
ISHARES TR                       MSCI EMERG MKT   464287234    2857    66517    SH       SOLE                               66517
ISHARES TR                       JPMORGAN USD     464288281   10565    93734    SH       SOLE                               93734
ISHARES TR                       BARCLY USAGG B   464287226   10453    95160    SH       SOLE                               95160
JPMORGAN CHASE & CO              ALERIAN ML ETN   46625H365    1130    28872    SH       SOLE                               28872
MARKET VECTORS ETF TR            EM LC CURR DBT   57060U522    3570   135841    SH       SOLE                              135841
PIEDMONT OFFICE REALTY TR IN     COM CL A         720190206     500    28153    SH       SOLE                               28153
PIMCO ETF TR                     0-5 HIGH YIELD   72201R783    6168    61781    SH       SOLE                               61781
POWERSHARES ETF TR II            S&P500 LOW VOL   73937B779    3542   132153    SH       SOLE                              132153
POWERSHARES ETF TRUST            DYN FD & BEV     73935X849     670    33784    SH       SOLE                               33784
POWERSHARES ETF TRUST II         SENIOR LN PORT   73936Q769    2877   117027    SH       SOLE                              117027
POWERSHARES GLOBAL ETF TRUST     SOVEREIGN DEBT   73936T573     520    18543    SH       SOLE                               18543
PROSHARES TR                     PSHS SHRT S&P500 74347R503    1232    34453    SH       SOLE                               34453
SANDRIDGE ENERGY INC             COM              80007P307     359    45825    SH       SOLE                               45825
SELECT SECTOR SPDR TR            SBI HEALTHCARE   81369Y209     988    26281    SH       SOLE                               26281
SELECT SECTOR SPDR TR            SBI INT-UTILS    81369Y886    1526    43544    SH       SOLE                               43544
SELECT SECTOR SPDR TR            SBI INT-ENERGY   81369Y506    5026    70045    SH       SOLE                               70045
SELECT SECTOR SPDR TR            SBI CONS STPLS   81369Y308    4223   123926    SH       SOLE                              123926
SILVER STD RES INC               COM              82823L106     112     7450    SH       SOLE                                7450
SPDR GOLD TRUST                  GOLD SHS         78463V107    4049    24976    SH       SOLE                               24976
SPDR S&P 500 ETF TR              TR UNIT          78462F103    2085    14810    SH       SOLE                               14810
SPDR SERIES TRUST                S&P RETAIL ETF   78464A714     728    11891    SH       SOLE                                1891
SPDR SERIES TRUST                S&P REGL BKG     78464A698     479    16838    SH       SOLE                               16838
SPDR SERIES TRUST                S&P HOMEBUILD    78464A888     372    17412    SH       SOLE                               17412
SPDR SERIES TRUST                BRCLYS INTL ETF  78464A516    4232    70596    SH       SOLE                               70596
SPDR SERIES TRUST                BRCLY EM LOCL    78464A391    3463   109927    SH       SOLE                              109927
SPDR SERIES TRUST                BRCLYS YLD ETF   78464A417   17782   451672    SH       SOLE                              451672
VANGUARD BD INDEX FD INC         TOTAL BND MRKT   921937835   13294   159636    SH       SOLE                              159636
VANGUARD INDEX FDS               SMALL CP ETF     922908751    1517    19277    SH       SOLE                               19277
VANGUARD INDEX FDS               REIT ETF         922908553    1296    20368    SH       SOLE                               20368
VANGUARD INTL EQUITY INDEX F     FTSE SMCAP ETF   922042718     912    10253    SH       SOLE                               10253
VANGUARD INTL EQUITY INDEX F     MSCI EMR MKT ETF 922042858	1122   25810    SH       SOLE                               25810
VANGUARD SCOTTSDALE FDS          SHRT-TERM CORP   92206C409	3449   43640    SH       SOLE                               43640
VANGUARD SCOTTSDALE FDS          LG-TERM COR BD   92206C813	13249 155907    SH       SOLE                              155907
VANGUARD SCOTTSDALE FDS          INT-TERM CORP    92206C870	17437 208204    SH       SOLE                              208204
WISDOMTREE TRUST                 IV EX-FINL FD    97717W406	1594   29078    SH       SOLE                               29078

